UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION
				Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2002

Check Here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):	[  ] is a restatement
					[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Killian Asset Management
Address:	1250 West Northwest Highway
		Suite 600
		Palatine, IL 60067

13F File Number:  28-3528

The institutional investment manager filing this report and the Person by whom it is signed hereby represent that the person Signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:		Kathleen McLaughlin
Title:  	Chief Financial Officer
Phone:		847-359-8585
Signature, Place, and Date of Signing:

	Kathleen McLaughlin	Palatine, IL	January 21, 2002
Report Type (Check only one.):

[X]		13F HOLDINGS REPORT.

[ ]		13F NOTICE.

[ ] 		13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF
1934.

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:	57

Form 13F Information Table Value Total:	$179,519



List of Other Included Managers:		None

                                                KILLIAN ASSET MANAGEMENT CORPORATION
                                                              FORM 13F
                                                          December 31, 2002
                                                            Voting Authority
                                                      --------------------------
                                                           Value   Shares/  Sh/ Put/ Invstmt    Other
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

AOL Time Warner Inc            COM              00184A105     2695   205700 SH       Sole                   205700
AT&T Corp Wireless             COM              00209A106     3587   634862 SH       Sole                   634862
American International         COM              026874107     6265   108290 SH       Sole                   108290
Amgen                          COM              031162100     1958    40500 SH       Sole                    40500
Arrow Electronics, Inc.        COM              042735100     1604   125400 SH       Sole                   125400
Avnet Inc                      COM              053807103      161    14900 SH       Sole                    14900
Avon Products                  COM              054303102     3356    62300 SH       Sole                    62300
Bank One Corp                  COM              06423A103     3666   100300 SH       Sole                   100300
BankAmerica Corp               COM              060505104     5893    84702 SH       Sole                    84702
Boeing Co                      COM              097023105     2022    61300 SH       Sole                    61300
Burlington Resources           COM              122014103     1437    33700 SH       Sole                    33700
CVS Corporation                COM              126650100     3775   151200 SH       Sole                   151200
Cardinal Health Inc            COM              14149Y108     2027    34250 SH       Sole                    34250
Caterpillar Inc                COM              149123101     1079    23600 SH       Sole                    23600
Cendant Corp                   COM              151313103     2770   264351 SH       Sole                   264351
ChevronTexaco Corp             COM              166764100     5755    86565 SH       Sole                    86565
Choicepoint Inc                COM              170388102     2188    55398 SH       Sole                    55398
Cisco Systems                  COM              17275R102     5449   415940 SH       Sole                   415940
Citigroup Inc                  COM              172967101     5979   169898 SH       Sole                   169898
Delphi Corporation             COM              247126105      706    87700 SH       Sole                    87700
Duke Energy Corp               COM              264399106     2665   136400 SH       Sole                   136400
E M C Corp                     COM              268648102     2100   342000 SH       Sole                   342000
Eastman Kodak Company          COM              277461109     1985    56650 SH       Sole                    56650
El Paso Corporation            COM              28336L109     1636   235000 SH       Sole                   235000
Exxon Mobil Corp               COM              30231G102     7030   201194 SH       Sole                   201194
Federated Dept Stores          COM              31410H101     2816    97900 SH       Sole                    97900
First Data Corp                COM              319963104     4681   132200 SH       Sole                   132200
General Electric Company       COM              369604103     3288   135050 SH       Sole                   135050
General Motors Corp            COM              370442105     2459    66707 SH       Sole                    66707
Hewlett Packard Cc             COM              428236103     2356   135731 SH       Sole                   135731
Home Depot Inc                 COM              437076102      480    20000 SH       Sole                    20000
Intel Corp                     COM              458140100     2700   173400 SH       Sole                   173400
International Paper            COM              460146103     6155   176020 SH       Sole                   176020
Intl Business Machines         COM              459200101     3324    42890 SH       Sole                    42890
J P Morgan & Co. Inc/Chase     COM              46625H100     3114   129760 SH       Sole                   129760
Johnson & Johnson              COM              478160104     4023    74900 SH       Sole                    74900
Kimberly-Clark                 COM              494368103     2465    51924 SH       Sole                    51924
Kraft Foods                    COM              50075N104     3932   101000 SH       Sole                   101000
Kroger Co                      COM              501044101     2083   134800 SH       Sole                   134800
L-3 Communications Hldfs       COM              502424104     1361    30300 SH       Sole                    30300
Lockheed Martin Corp.          COM              539830109      953    16500 SH       Sole                    16500
Medtronic Inc                  COM              585055106     2066    45300 SH       Sole                    45300
Microsoft Corp                 COM              594918104     6547   126640 SH       Sole                   126640
Minnesota Mining Mfg           COM              88579Y101     2528    20500 SH       Sole                    20500
Morgan Stanley                 COM              617446448     1972    49400 SH       Sole                    49400
Nokia Corp ADR                 COM              654902204     2739   176700 SH       Sole                   176700
Northern Trust Corp            COM              665859104      908    25900 SH       Sole                    25900
PNC Financial Svcs Group       COM              693475105     2967    70800 SH       Sole                    70800
Pfizer Inc                     COM              717081103     3920   128245 SH       Sole                   128245
Pharmacia Corp                 COM              71713U102     2731    65328 SH       Sole                    65328
Procter Gamble Co              COM              742718109     3781    44000 SH       Sole                    44000
Raytheon Co                    COM              755111507     2192    71300 SH       Sole                    71300
Sears Roebuck & Company        COM              812387108     2048    85500 SH       Sole                    85500
State Street Corp              COM              857477103     1732    44400 SH       Sole                    44400
Target Corp                    COM              87612e106     4857   161900 SH       Sole                   161900
Tellabs Inc                    COM              879664100      638    87800 SH       Sole                    87800
Tenet Healthcare Corp          COM              88033G100      594    36250 SH       Sole                    36250
Texas Instruments Inc          COM              882508104     1291    86000 SH       Sole                    86000
Transocean Sedco Forex         COM              G90078109      801    34533 SH       Sole                    34533
United Parcel Service          COM              911312106     2183    34600 SH       Sole                    34600
United Technologies Corp       COM              913017109     4484    72390 SH       Sole                    72390
Viacom Inc CL B                COM              925524308     2501    61360 SH       Sole                    61360
Wells Fargo & Co New           COM              949746101     2062    44000 SH       Sole                    44000
REPORT SUMMARY                 63 DATA RECORDS              179519            0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
